Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	May 03, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments		1		1
Working capital deficit (in Dollars)			$ 8.5	$ 7.8
Unrestricted cash available to fund future operations (in Dollars)			$ 0.9	0.9
Minimum bid price per share (in Dollars per share) | $ / shares		$ 1
Minimum stockholders equity required for listing on nasdaq capital market (in Dollars)		$ 2.5
Compliance period		180 days
Allowance for doubtful accounts (in Dollars)		$ 0.3		$ 0.4
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				7 years
One Other Government Customer [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer		2	2
One Government Client [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		26.00%
Two Government Client [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			28.00%
Two Government Client [Member] | Account Receivable [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer		2		2
Concentration risk percentage		1.00%		33.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Secured Promissory Note (the “MJA Note”) [Member] | MJ Freeway Acquisition Co (“MJA”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from MJA note (in Dollars)	$ 1.0
Software and Software Development Costs [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				2 years
Software and Software Development Costs [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				5 years